Note 6 - Other (Income) Expense (Tables)	12 Months Ended
Dec. 31, 2013
Other Income and Expenses [Abstract]
Schedule of Other Nonoperating Income (Expense) [Table Text Block]
	2013	2012	2011

(Earnings) loss from equity method investments	$(1,107)	$(1,230)	$3,475
Other-than-temporary impairment of investment	-	-	3,092
Other	(424)	(1,211)	(250)
	$(1,531)	$(2,441)	$6,317